Insider Trading Arrangements	3 Months Ended
Dec. 31, 2025
Trading Arrangements, by Individual
Material Terms of Trading Arrangement

Other than the Rule 10b5-1 Trading Plans adopted by (i) Yu-Hsin Lin, our Chief Executive Officer, on December 23, 2025, (ii) Hao-Yuan Chuang, our Chief Financial Officer, on December 22, 2025; (iii) Nathan L. Mata, our Chief Scientific Officer, on December 10, 2025; and (iv) Wan-Shan Chen, our director, on December 23, 2025, we do not have any outstanding share repurchase or automatic trading plan in place.

Yu-Hsin Lin
Trading Arrangements, by Individual
Name	Yu-Hsin Lin
Title	Chief Executive Officer
Rule 10b5-1 Arrangement Adopted	true
Adoption Date	December 23, 2025
Hao-Yuan Chuang
Trading Arrangements, by Individual
Name	Hao-Yuan Chuang
Title	Chief Financial Officer
Rule 10b5-1 Arrangement Adopted	true
Adoption Date	December 22, 2025
Nathan L. Mata
Trading Arrangements, by Individual
Name	Nathan L. Mata
Title	Chief Scientific Officer
Rule 10b5-1 Arrangement Adopted	true
Adoption Date	December 10, 2025
Wan-Shan Chen
Trading Arrangements, by Individual
Name	Wan-Shan Chen
Title	director
Rule 10b5-1 Arrangement Adopted	true
Adoption Date	December 23, 2025